NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2019
NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS [abstract]
Disclosure of note to the consolidated statement of cash flows
34.	NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

Reconciliation of profit before tax to cash generated from operations

	2017	2018	2019
	(restated)	(restated)

Profit before tax	36,387	75,157	85,649

Adjustments for:
Interest income	(655)	(798)	(1,067)
Finance costs	5,121	5,162	5,865
Exchange losses, net	(356)	141	213
Share of profits of associates	(302)	(406)	(459)
(Profit)/loss attributable to a joint venture	(553)	5,593	(543)
Investment income	(2,409)	(3,685)	(4,632)
Impairment for property, plant and equipment	8,660	5,861	2,072
Provision for other assets	525	470	22
Depreciation, depletion and amortization	61,442	50,838	57,699
Loss on disposal and write-off of property, plant and equipment	1,936	668	4,238
Subtotal	109,796	139,001	149,057

Increase in trade receivables and other current assets	(1,292)	(940)	(3,213)
Decrease/(increase) in inventories and supplies	1,465	1,720	(1,304)
Increase in trade and accrued payables, contract liabilities and other payables and accrued liabilities	1,167	301	1,439

Cash generated from operations	111,136	140,082	145,979

Reconciliation of liabilities arising from financing activities

The table below details changes in the Group's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group's consolidated statement of cash flows as cash flows from financing activities.

	Loans and borrowings	Lease Liabilities	Interest payable	Dividend payable
	(Note 27)	(Note 28)	(Note 26)		Total

At January 1, 2018 (restated)	134,869	-	1,185	-	136,054
Financing cash flows	1,717	-	(5,264)	(23,589)	(27,136)
Foreign exchange translation	5,805	-	-	445	6,250
Finance costs	79	-	5,083	-	5,162
Unwinding of discount on provision for dismantlement (note 29)	-	-	(2,560)	-	(2,560)
Amount capitalized in property, plant and equipment (note 14)	-	-	2,838	-	2,838
Dividends declared	-	-	-	23,144	23,144
At December 31, 2018 (restated)	142,470	-	1,282	-	143,752

At January 1, 2019	142,470	9,139	1,282	-	152,891
Financing cash flows	4,037	(1,451)	(5,998)	(28,973)	(32,385)
New lease entered	-	687	-	-	687
Foreign exchange translation	2,157	(236)	-	(27)	1,894
Finance costs	78	348	5,439	-	5,865
Unwinding of discount on provision for dismantlement (note 29)	-	-	(2,794)	-	(2,794)
Interest on lease liabilities(note 8)	-	-	348	-	348
Amount capitalized in property, plant and equipment (note 14)	-	-	3,048	-	3,048
Dividends declared	-	-	-	29,000	29,000
At December 31, 2019	148,742	8,487	1,325	-	158,554